Note 6 - Property, Plant and Equipment and Capital Long-term Prepayments (Tables)	12 Months Ended
Dec. 31, 2024
Statement Line Items [Line Items]
Disclosure of detailed information about property, plant and equipment [text block]
	Property, Plant and	Construction	Right-of-
Cost	Equipment	in Progress	use Assets	Total
Balance January 1, 2023	$5,989	$76,048	$301	$82,338
Additions during the year	—	16,942	—	16,942
Transfers from capital long-term prepayments	—	3,968	—	3,968
Impairment	—	(51,884)	—	(51,884)
Balance December 31, 2023	$5,989	$45,074	$301	$51,364
Reclassification	1,334	(1,334)	—	—
Additions during the year	133	386	—	519
Transfers to capital long-term prepayments	—	(139)	—	(139)
Asset retirement obligation – Change in estimate	(384)	—	—	(384)
Balance December 31, 2024	$7,072	$43,987	$301	$51,360
	Property, Plant and	Construction	Right-of-
Accumulated Depreciation	Equipment	in Progress	use Assets	Total
Balance January 1, 2023	$10	$—	$40	$50
Change for the year	—	—	56	56
Balance December 31, 2023	$10	$—	$96	$106
Change for the year	—	—	65	65
Balance December 31, 2023	$10	$—	$161	$171
Net Book Value
Balance December 31, 2023	$5,979	$45,074	$205	$51,258
Balance December 31, 2024	$7,062	$43,987	$140	$51,189

Disclosure of lease prepayments [text block]
Capital long-term
prepayments
Balance January 1, 2023	$3,087
Additions during the year	881
Transfers to property, plant and equipment	(3,968)
Balance December 31, 2023	$—
Additions during the year	139
Balance December 31, 2024	$139